Segment and geographic information (Schedule of Geographic Areas Based on Location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 107,073	$ 75,503	$ 52,112
U.S.
Segment Reporting Information [Line Items]
Revenues	57,938	40,529	28,261
Europe
Segment Reporting Information [Line Items]
Revenues	25,181	15,265	10,141
Asia Pacific
Segment Reporting Information [Line Items]
Revenues	13,356	11,076	7,838
Rest of the world
Segment Reporting Information [Line Items]
Revenues	9,374	7,477	5,155
Israel
Segment Reporting Information [Line Items]
Revenues	$ 1,224	$ 1,156	$ 717